Goodwill And Other Intangible Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / bbl	Dec. 31, 2017 CAD ($)
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 3,061	$ 3,075
Disposals		(13)
Amortization	(4)	(3)
Additions	4	2
Balance at end of period	$ 3,061	$ 3,061
After tax discount rate applied to cash flow projections	8.00%	8.00%
Projected West Texas Intermediate price prices for 2019 | $ / bbl	58.00
Projected West Texas Intermediate price prices for 2020 | $ / bbl	70.40
Projected West Texas Intermediate price prices for 2021 | $ / bbl	75.30
Projected West Texas Intermediate price prices for 2022 | $ / bbl	80.10
Average growth rate from 2023 - 2024	3.00%
Average growth rate after 2024	2.00%
Inflation rate	2.00%
Goodwill impairment	$ 0
Minimum
Changes in intangible assets other than goodwill [abstract]
After tax discount rate applied to cash flow projections	10.00%	10.00%
Cash flow forecast period	P20Y
Maximum
Changes in intangible assets other than goodwill [abstract]
After tax discount rate applied to cash flow projections	12.00%	12.00%
Cash flow forecast period	P50Y
Oil Sands
Changes in intangible assets other than goodwill [abstract]
Goodwill impairment	$ 0
Oil Sands | Goodwill
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	2,752	$ 2,752
Balance at end of period	2,752	2,752
Refining and Marketing | Goodwill
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	140	148
Disposals		(8)
Balance at end of period	140	140
Refining and Marketing | Brand Name
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	162	166
Disposals		(4)
Balance at end of period	162	162
Refining and Marketing | Customer Lists
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	7	9
Disposals		(1)
Amortization	(4)	(3)
Additions	4	2
Balance at end of period	$ 7	$ 7